Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Operating activities
Net loss	$ (3,062,798)	$ (2,691,670)	$ (2,287,095)
Items not affecting cash:
Depreciation of property and equipment	16,492	16,492	25,878
Amortization of patents	0	0	3,877
Accretion expense	272,501	279,834	1,179,603
Accrued interest	531,797	471,596	368,280
Stock-based compensation	6,517	217,965	41,484
Loss on revaluation of warrant liabilities	826,393	0	0
Loss on debt settlement	118,784	0	0
Loss on conversion of convertible debentures	45,535	21,120	94,326
Loss (gain) on repayment of convertible debentures	62,253	27,243	(47,877)
Loss (gain) on revaluation of derivative liabilities	78,915	(658,503)	(409,607)
Loss on extinguishment of convertible debentures	388,985	1,400,823	200,650
Foreign exchange (gain) loss	(30,539)	(67,031)	(136,336)
Total adjustments to reconcile profit (loss)	(745,165)	(982,131)	(966,817)
Net changes in non-cash working capital:
Prepaid expenses and other receivables	(37,737)	(85,799)	5,807
Deposit liability	0	63,000	0
Trade payables and other liabilities	156,978	(78,290)	(36,021)
Cash flows used in operating activities	(625,924)	(1,083,220)	(997,031)
Investing activity
Purchase of property and equipment	0	(2,044)	0
Cash flows used in investing activity	0	(2,044)	0
Financing activities
Principal payments on lease liability	(17,381)	(15,609)	(25,317)
Proceeds from private placements of shares and warrants	631,456	535,525	207,588
Share issuance costs	(24,520)	(25,586)	(25,591)
Proceeds from the exercise of options	0	214,140	0
Proceeds from issuance of convertible debentures	417,950	645,151	765,671
Repayments of convertible debentures	(287,460)	(270,000)	(63,490)
Cash flows provided by financing activities	720,045	1,083,621	858,861
Net change in cash	94,121	(1,643)	(138,170)
Cash - beginning of period	31,584	33,227	171,397
Cash - end of period	125,705	31,584	33,227
Supplemental cash flow information
Interest paid on convertible-debt (classified in operating activities)	72,867	64,679	88,465
Interest converted on convertible-debt (classified in operating activities)	52,772	238,859	12,680
Repayment penalties paid on convertible-debt (classified in operating activites)	63,263	0	0
Interest paid on non-convertible debt (classified in operating activities)	9,081	9,170	9,604
Interest on lease liability (classified in operating activities)	1,820	3,323	3,629
Cash share issuance costs (classified in operating activities)	13,326	0	0
Carrying amount of convertible debentures converted into common shares	716,674	1,742,226	764,432
Shares issued on settlement of accounts payable	29,687	0	22,460
ROU asset and lease liability recognized	$ 0	$ 0	$ 48,408